OTHER LONG-TERM ASSETS - Summary of Assets, Liabilities, Partners' Equity and Equity (Income) Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Current assets	$ 3,020	$ 4,897
Current liabilities	4,762	6,261
Partners’ equity	31,974	31,653	$ 26,267
Equity loss (income)	(2,591)	(2,397)	$ 204
North West Redwater Partnership
Disclosure of joint ventures [line items]
Current assets	105	165
Non-current assets	5,625	5,270
Current liabilities	176	1,238
Non-current liabilities	5,267	3,905
Partners’ equity	287	292
Equity loss (income)	5	(31)
North West Redwater Partnership
Disclosure of joint ventures [line items]
Current assets	210	330
Non-current assets	11,250	10,540
Current liabilities	352	2,476
Non-current liabilities	10,534	7,810
Partners’ equity	574	584
Equity loss (income)	$ 10	$ (62)